Note 13 - Retirement and Pension Plans - Amounts Recognized in Accumulated Other Comprehensive Income (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Net actuarial loss	¥ 658,139	¥ 959,426
Total	¥ 658,139	¥ 959,426